Trade and other payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Trade payables	$ 2,824,000,000	$ 2,350,000,000	$ 1,774,000,000
Value added and payroll taxes and social security	463,000,000	390,000,000	323,000,000
Rebates, chargebacks, returns and other revenue accruals	5,298,000,000	4,772,000,000	4,410,000,000
Clinical trial accruals	1,047,000,000	699,000,000	736,000,000
Other accruals	5,649,000,000	3,905,000,000	4,026,000,000
Collaboration revenue contract liabilities	12,000,000	12,000,000	28,000,000
Vaccine contract liabilities	1,003,000,000	1,616,000,000
Deferred government grant income	67,000,000	253,000,000
Contingent consideration	849,000,000	647,000,000	897,000,000
Acerta Pharma share purchase liability	920,000,000
Other payables	806,000,000	1,141,000,000	1,793,000,000
Total	18,938,000,000	15,785,000,000	13,987,000,000
Contract liabilities within rebates, chargebacks, returns and other accruals	99,000,000	77,000,000	97,000,000
Non-current liabilities
Accruals	25,000,000	56,000,000	34,000,000
Collaboration revenue contract liabilities	26,000,000	38,000,000	50,000,000
Contingent consideration	2,016,000,000	2,676,000,000	3,242,000,000
Acerta Pharma share purchase/put option liability	1,538,000,000	2,297,000,000	2,146,000,000
Other payables	1,328,000,000	1,017,000,000	819,000,000
Total	4,933,000,000	6,084,000,000	6,291,000,000
Trade payables
Trade payables, supply chain financing programme	44,000,000	248,000,000	492,000,000
Acerta Pharma
Current liabilities
Remeasurement of put option	0	0
Non-current liabilities
Amortised cost of the option liability	2,458,000,000	2,297,000,000	2,146,000,000
US
Current liabilities
Provision for contract with customer liability	3,172,000,000	3,126,000,000	3,385,000,000
China
Current liabilities
Provision for contract with customer liability	814,000,000	740,000,000	452,000,000
Daiichi Sankyo
Current liabilities
Other payables		146,000,000	795,000,000
Non-current liabilities
Other payables	100,000,000	100,000,000	241,000,000
Contract Revenue
Current liabilities
Contract liabilities	70,000,000
Trade payables
Revenue recognised in the year for previous contract liabilities	70,000,000
Other Revenue
Current liabilities
Contract liabilities	58,000,000
Trade payables
Revenue recognised in the year for previous contract liabilities	58,000,000
Collaboration Revenue
Current liabilities
Contract liabilities	12,000,000
Trade payables
Revenue recognised in the year for previous contract liabilities	12,000,000
DS-1062
Current liabilities
Other payables	324,000,000	324,000,000	0
Non-current liabilities
Other payables		$ 323,000,000	$ 0
Pandemic COVID-19 Vaccine
Current liabilities
Contract liabilities	1,389,000,000
Trade payables
Revenue recognised in the year for previous contract liabilities	$ 1,389,000,000